NORTHERN LIGHTS FUND TRUST

February 4, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust –     MutualHedge Equity Long-Short Fund

MutualHedge Event Driven Legends Fund

MutualHedge Frontier Legends Fund

Rady Contrarian Long/Short Fund

Rady Opportunistic Value Fund

Sierra Core Retirement Fund

SouthernSun Small Cap Fund

Post Effective Amendment No. 204 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of MutualHedge Equity Long-Short Fund, MutualHedge Event Driven Legends Fund, MutualHedge Frontier Legends Fund, Rady Contrarian Long/Short Fund, Rady Opportunistic Value Fund, Sierra Core Retirement Fund and SouthernSun Small Cap Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 204 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 28, 2011 (SEC Accession No 0000910472-11-000104).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or to me at (631) 470-2600.

Very truly yours,

/s/ Emile R. Molineaux

Emile R. Molineaux

Secretary

cc:   JoAnn M. Strasser, Esq.